BMO Conservative Allocation Fund
FUND SUMMARY BMO Conservative Allocation Fund
Investment Objective:
To provide total return primarily from income,
secondarily from appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BMO Conservative Allocation Fund	Class Y	Class I	Class R3	Class R6
Maximum Sales Charge (Load) Imposed on Purchases	none	none	none	none
Redemption Fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BMO Conservative Allocation Fund		Class Y	Class I	Class R3	Class R6
Management Fees		none	none	none	none
Distribution (12b-1) Fees		none	none	0.50%	none
Other Expenses		0.56%	0.31%	0.31%	0.16%
Acquired (underlying) Fund Fees and Expenses	[1]	0.69%	0.69%	0.69%	0.69%
Total Annual Fund Operating Expenses		1.25%	1.00%	1.50%	0.85%
Fee Waiver and Expense Reimbursement	[2]	(0.23%)	(0.23%)	(0.23%)	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	1.02%	0.77%	1.27%	0.62%
[1]	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund's ratio of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.
[2]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business, and Acquired Fund Fees and Expenses) from exceeding 0.33% for Class Y, 0.08% for Class I, 0.58% for Class R3, and (0.07)% for Class R6 through December 31, 2017. This expense limitation agreement may not be terminated prior to December 31, 2017 without the consent of the Fund's Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, whether you redeem all of your shares at the end of those periods or not. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2017. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example - BMO Conservative Allocation Fund - USD ($)	Class Y	Class I	Class R3	Class R6
1 Year	$ 104	$ 79	$ 129	$ 63
3 Years	374	296	452	248
5 Years	664	530	797	449
10 Years	$ 1,491	$ 1,204	$ 1,771	$ 1,028

Expense Example, No Redemption - BMO Conservative Allocation Fund - USD ($)	Class Y	Class I	Class R3	Class R6
1 Year	$ 104	$ 79	$ 129	$ 63
3 Years	374	296	452	248
5 Years	664	530	797	449
10 Years	$ 1,491	$ 1,204	$ 1,771	$ 1,028

Portfolio Turnover
The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in other BMO mutual funds representing a variety of asset classes (the underlying funds) according to an asset allocation strategy developed by the Adviser. The Adviser may add unaffiliated funds to the underlying funds in its discretion and periodically may rebalance or modify the asset mix and change the underlying funds. The Fund normally targets an allocation of approximately 80% of its total assets in funds that invest principally in fixed income securities and 20% of its total assets in funds that invest principally in equity securities. Under normal market conditions, the Fund allocates its assets among the underlying funds based on asset allocation target ranges of 70-90% of its total assets in funds that invest principally in fixed income securities and 10-30% of its total assets in funds that invest principally in equity securities. Equity securities in which the underlying funds may invest may be of any market capitalization and include common stock, preferred stock, depositary receipts, rights and warrants, and exchange-traded funds. Fixed income securities in which the underlying funds may invest include corporate bonds and government, mortgage-backed and asset-backed securities, and convertible securities (fixed income securities convertible into shares of common or preferred stock). The Fund also may invest in funds with exposure to debt securities that are below investment grade, also known as high yield securities (junk bonds), and in funds that invest in cash, cash equivalents, and other short-term fixed income instruments, including money market funds.

The Fund is one of the BMO Target Risk Funds. The target investment allocation for each of the Target Risk Funds, based on each Fund’s total assets, is set forth below.

BMO Fund	Equity	Fixed Income	Money Market Funds
Conservative Allocation	10% - 30%	70% - 100%	0% - 10%
Moderate Allocation	30% - 50%	50% - 70%	0% - 10%
Balanced Allocation	50% - 70%	30% - 50%	0% - 10%
Growth Allocation	70% - 90%	10% - 30%	0% - 10%
Aggressive Allocation	90% - 100%	0%	0% - 10%

The Adviser will continuously monitor the Fund and may make modifications to either the investment approach or the underlying fund allocations that the Adviser believes could benefit shareholders. The Adviser will also monitor the underlying funds on an ongoing basis and may increase or decrease the Fund’s investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund’s investment team expertise, style or asset class exposures, portfolio characteristics, risk profile, and investment process.

The underlying funds invest their assets directly in equity, fixed income, derivatives, cash, and cash equivalents (including money market funds) in accordance with their own investment objectives and policies.

Although the Fund intends to invest primarily in a combination of underlying funds, the Fund may invest directly in equity and fixed income securities and money market securities.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the Fund may invest up to 100% of its assets directly in cash, money market funds, and other money market instruments, repurchase agreements, and other short-term obligations. When the Fund engages in such activities, it may not achieve its investment objective.
Principal Risks
The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.

This section describes the principal risks associated with the Fund’s principal investment strategies. The net asset value of the Fund will vary, and you could lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Affiliated Fund Risk. The Adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the Adviser and its affiliated companies typically receive fees from the affiliated funds.

Asset Allocation Risk. Investments in the Fund are subject to risks related to the Adviser’s allocation choices. The selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments could cause the Fund to lose value or cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Underlying Fund Investment Risk. The Fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the Fund will incur fees to pay for certain expenses related to the operations of the Fund. An investor holding the underlying funds directly and in the same proportions as the Fund would incur lower overall expenses, but would not receive the benefit of the portfolio management and other services provided by the Fund. The Fund’s risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.
  Derivatives Risk. The performance of derivative instruments depends largely on the performance of an underlying reference instrument and the portfolio manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates, and/or other economic factors. Derivatives involve additional costs and can create economic leverage in an underlying fund’s portfolio which may result in significant volatility and cause the underlying fund to participate in losses (as well as gains) in an amount that exceeds the underlying fund’s initial investment. Other risks include liquidity due to possible lack of a secondary market, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the underlying fund may not realize the intended benefits. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform. Specific types of derivative securities also are subject to a number of additional risks, such as:
  Forward Foreign Currency Exchange Contracts Risk. Forward foreign currency exchange contracts are subject to currency risks. A forward foreign currency exchange contract may also result in losses in the event of a default or bankruptcy of the counterparty. Forward foreign currency exchange contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies.

  Forward Contracts Risk. Forward contracts are not currently exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, an underlying fund faces the risk that its counterparties may not perform their obligations. Non-deliverable forwards are considered swaps and may in the future be required to be centrally cleared and traded on public facilities.

  Options and Futures Risk. Options and futures contracts may be more volatile than investments directly in the underlying securities, involve additional costs, and may involve a small initial investment relative to the risk assumed.

  Swap Agreements Risk. A swap agreement may not be assigned without the consent of the counterparty and may result in losses in the event of a default or bankruptcy of the counterparty.
  Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
  Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or counterparty defaults by failing to pay interest or principal when due. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.
  High Yield Securities Risk. High yield securities, also referred to as “junk bonds” or non-investment grade securities, tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged, and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors.
  Large-, Mid-, and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments, an underlying fund’s large-, mid-, or small-cap holdings could reduce performance.
  Liquidity Risk. Liquidity risk refers to the possibility that a fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, an underlying fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund’s performance.
  Sector Risk. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent an underlying fund invests its assets in a particular sector, the fund’s performance may be more susceptible to any economic, business or other developments that generally affect that sector.
  Style Risk. Different investment styles, such as growth or equity, tend to shift in and out of favor depending on market and investor sentiment. The Fund may underperform other funds that invest in underlying funds with similar asset classes but employ different investment styles.

Fund Performance
The Fund is the successor to the portfolio of a collective trust fund (Collective Fund) managed by the Adviser with objectives, policies and restrictions that were, in all material respects, equivalent to those of the Fund. On May 30, 2014, the Fund’s inception date, the assets of the Collective Fund were transferred to the Fund in exchange for Fund shares. The performance information shown for the Class I shares includes the performance of the Collective Fund for periods before the Fund commenced operations, not adjusted to reflect the Class I expenses. If the Class I expenses had been deducted, the returns would be lower than those shown below. The Collective Fund was not registered under the Investment Company Act of 1940 (1940 Act) and was not subject to certain investment restrictions and diversification requirements that are imposed by the 1940 Act and the Internal Revenue Code which, if applicable, might have adversely affected the performance of the Collective Fund.

The bar chart and table show the historical performance of the Collective Fund and the Fund and provide some indication of the risks of investing in the Fund. The bar chart shows how the Collective Fund’s and the Fund’s total returns before taxes have varied from year to year, while the table compares the Collective Fund’s and the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Performance for the Fund’s Class Y, R3 and R6 shares will vary from the Class I shares based on the expenses of each class. Please keep in mind that past performance does not represent how the Fund will perform in the future both before and after taxes. Investors may obtain updated performance information for the Fund at www.bmofunds.com.
Class I—Annual Total Returns (calendar years 2006-2015)

The return for the Class I shares of the Fund from January 1, 2016 through September 30, 2016 was 6.61%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	6/30/2009	9.22%
Worst quarter	9/30/2008	(5.56)%

Average Annual Total Returns through 12/31/15
Average Annual Total Returns - BMO Conservative Allocation Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I	(1.74%)	4.00%	4.88%		Jul. 31, 1994
Class I | Return After Taxes on Distributions	(2.83%)
Class I | Return After Taxes on Distributions and Sale of Fund Shares	(0.10%)
Class I | Barclays U.S. Aggregate Bond Index (BABI) (reflects no deduction for fees, expenses or taxes)	0.55%	3.25%	4.52%
Class I | LMATACFI (reflects deduction of fees and no deduction for sales charges or taxes)	(1.60%)	4.25%	4.59%
Class Y	(1.92%)			(0.63%)	May 30, 2014
Class R3	(2.17%)			(0.89%)	May 30, 2014
Class R6	(1.59%)			(0.28%)	May 30, 2014
Class R6 | Barclays U.S. Aggregate Bond Index (BABI) (reflects no deduction for fees, expenses or taxes)	0.55%			1.62%
Class R6 | LMATACFI (reflects deduction of fees and no deduction for sales charges or taxes)	(1.60%)			(0.67%)

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class I and after-tax returns for Class Y, Class R3, and Class R6 will vary.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss is realized on the sale of Fund shares which provides an assumed tax benefit to the shareholder that increases the after-tax return.

The Barclays U.S. Aggregate Bond Index (BABI) is an index that covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. To qualify for inclusion, a bond or security must have at least one year to final maturity and be rated Baa3 or better, dollar denominated, non-convertible, fixed-rate and publicly issued.

The Lipper Mixed-Asset Target Allocation Conservative Funds Index (LMATACFI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.